Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Awards, Expected Fair Value Assumptions

	2012[1]	2011	2010
Expected volatility	—%	73.5% to 75.4%	74.4% to 75.9%
Expected term (in years)	—	4.0	4.0
Risk-free rate	—%	0.90% to 2.11%	1.18% to 2.58%
Annual forfeiture rate	—%	10.0%	10.0%

[1]	No options/SARs were granted in 2012.

Schedule Of Stock Options/SARs Activity

A summary of stock option/SARs activity under the LTIP Plans and the 2003 Plan as of December 31, 2012, and changes during the year then ended is presented below:

	LTIP Plans		The 2003 Plan
	Options/SARs	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at January 1	13,809,841	$10.31	13,082,905	$5.66
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	(2,539,779)	17.22	(403,549)	9.02

Outstanding at December 31	11,270,062	$8.75	12,679,356	$5.55

Exercisable at December 31	6,611,656	$10.44	12,679,356	$5.55

Weighted Average Remaining Contractual Term of Options Outstanding (in years)	6.3		0.4

Aggregate Intrinsic Value of Options Outstanding	$—		$—

Status And Changes Of Non-Vested Options/SARs

A summary of the status of the Company’s non-vested options/SARs under all plans as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Options/SARs	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,468,019	$3.59
Granted	—	—
Vested	(2,022,036)	3.89
Forfeited	(787,577)	3.54

Outstanding at December 31	4,658,406	$3.47

Performance Award [Member]
Schedule Of Stock-Based Activities

Activity during 2012 for performance awards accounted for as equity awards was:

	Awards	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1	6,341,695
Granted	—
Settled	—
Forfeited or Expired	(197,695)

Outstanding at December 31	6,144,000	0.2	$4,915,200

Deferred Award [Member]
Schedule Of Stock-Based Activities

Activity during 2012 for deferred awards accounted for as equity awards was:

	Shares	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1	7,271,021
Granted	—
Settled	(24,840)
Forfeited or Expired	(481,124)

Outstanding at December 31	6,765,057	0.9	$5,412,045